Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a written policy in place regarding the timing of the grant and issuance of stock options in relation to the release of material non-public information. Historically, we have typically granted option awards in the first quarter of the year, to the extent that options are awarded as a component of annual bonuses, shortly after the completion of our annual meeting of shareholders, and as may otherwise be deemed appropriate by our Board or Compensation Committee from time to time based on the facts and circumstances, as applicable. We have not intentionally timed the grant of stock options in anticipation of the release of material nonpublic information, nor have we intentionally timed the release of material nonpublic information based on stock option grant dates.
The date on which an equity award is granted is the date specified in the resolutions of the Board or Compensation Committee, as applicable, authorizing the grant. The grant date must fall on or after the date on which the resolutions are adopted by the Board or Compensation Committee. For stock options, the exercise price is the closing sale price of the Company’s common stock on the grant date, as reported by the Nasdaq Capital Market, or as otherwise required or permitted by the applicable equity plan under which the option is granted. Under our equity plans, the per share exercise price of an option cannot be less than the fair market value of a share of our common stock on the date of grant.
During fiscal year 2024, we did not grant stock options (or similar awards) to any of our named executive officers during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method
We do not have a written policy in place regarding the timing of the grant and issuance of stock options in relation to the release of material non-public information. Historically, we have typically granted option awards in the first quarter of the year, to the extent that options are awarded as a component of annual bonuses, shortly after the completion of our annual meeting of shareholders, and as may otherwise be deemed appropriate by our Board or Compensation Committee from time to time based on the facts and circumstances, as applicable. We have not intentionally timed the grant of stock options in anticipation of the release of material nonpublic information, nor have we intentionally timed the release of material nonpublic information based on stock option grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not intentionally timed the grant of stock options in anticipation of the release of material nonpublic information, nor have we intentionally timed the release of material nonpublic information based on stock option grant dates.